April 17, 2023
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Company (“Registrant”)
Post-Effective Amendment No. 2 on Form S-3
File No. 333-265678
RiverSource Structured SolutionsSM Annuity
Dear Mr. Cowan:
Registrant is filing Post-Effective Amendment No. 2 on Form S-3 (the “Amendment”) to supplement the prospectus for the RiverSource® Structured SolutionsSM annuity.
The purpose of this supplement is to include a new Hypothetical Value of Fixed Assets formula that will be applied to contracts with application dates on or after April 24, 2023, to incorporate revisions made in response to staff’s comments and update exhibits required by Form S-3.
The Registration Statement carries forward the unsold interests currently registered on registration statements on Form S-3 File Nos. 333-238470 and 333-232973 (the “Prior Registration Statements”) pursuant to Rule 415(a)(6) under the 1933 Act.
Pursuant to Rule 461 of the Securities Act of 1933, as amended, Registrant respectfully requests acceleration of the effective date of this Registration Statement to April 24, 2023, or as soon as practicable thereafter. On behalf of RiverSource Distributors, Inc., the Principal Underwriter for the Account, we are forwarding with this letter a request for acceleration of the effective date of this Registration Statement.
If you have any questions or comments regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary